Pensions and Other Post-employment Benefit Obligations - Summary of Amounts Recognized in the Unaudited Interim Consolidated Statement of Financial Position (Detail) - EUR (€) € in Millions	Jun. 30, 2018	Dec. 31, 2017
Disclosure of variation in financial position [line items]
Present value of funded obligation	€ 676	€ 691
Fair value of plan assets	(387)	(387)
Deficit of funded plans	289	304
Present value of unfunded obligation	354	360
Net liability arising from defined benefit obligation	643	664
Pension benefits [member]
Disclosure of variation in financial position [line items]
Present value of funded obligation	676	691
Fair value of plan assets	(387)	(387)
Deficit of funded plans	289	304
Present value of unfunded obligation	112	110
Net liability arising from defined benefit obligation	401	414
Other benefits [member]
Disclosure of variation in financial position [line items]
Present value of unfunded obligation	242	250
Net liability arising from defined benefit obligation	€ 242	€ 250